Parent Company Financial Information - Schedule of Condensed Statements of Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest expense	$ 3,202,830	$ 4,162,717
Other expenses	518,424	130,336
Income (loss) before income tax benefits	(5,502,060)	(1,731,725)
Income tax benefit	0	0
Net loss	(5,502,060)	(1,731,725)
Parent Company [Member]
Interest income	39	212
Dividends from bank subsidiary
Other income
Total income	39	212
Interest expense	156,859	159,106
Other expenses	87,925	118,096
Total expenses	244,784	277,202
Income (loss) before income tax benefits	(244,745)	(276,990)
Income tax benefit
Loss before equity in undistributed loss of subsidiaries	(244,745)	(276,990)
Equity in undistributed loss (distributions in excess of earnings) of subsidiaries	(5,257,315)	(1,454,735)
Net loss	$ (5,502,060)	$ (1,731,725)